Income Taxes (Schedule Of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
U.S. federal income tax rate	35.00%	35.00%	35.00%
Net operating loss carry-forwards	(1.30%)	(0.90%)	(70.90%)
Non-utilized operating losses	1.40%	0.10%	172.70%
Foreign tax rate variances	(7.50%)	(8.60%)	(408.90%)
State taxes, net of federal benefit	0.50%	0.80%	41.80%
Earnings of equity investments	(0.30%)	(0.20%)	(21.80%)
Tax credits	(3.00%)	(3.30%)	(398.20%)
Changes in tax reserves	(2.40%)	(0.40%)	32.70%
Cost of double taxation	0.70%	1.90%	281.80%
Withholding taxes	1.90%	2.70%	200.00%
Other, net	(0.70%)	(1.00%)	6.70%
Effective income tax rate	24.30%	26.10%	(129.10%)